Other Current Tax Receivables - Summary of Other Current Tax Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	R$ 1,647,691	R$ 1,106,230
Current	796,199	327,410
Non-Current	851,492	778,820
ICMS - State VAT [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	575,494	477,160
ICM SCIAP Taxes [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	183,845	214,745
Credit installment [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	40,261	38,926
COFINS - Revenue tax [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	646,135	278,512
PIS - Revenue tax [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	169,460	73,214
Other [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	R$ 32,496	R$ 23,673